Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued compensation	$ 5,146	$ 8,562
Accrued sales taxes payable	192	372
Accrued professional services	813	1,742
Accrued materials	2,950	3,094
Accrued other	777	1,437
Accrued warranty	820	452	$ 41
Accrued expenses	$ 10,698	$ 15,659